COLT SECURITIZATION DEPOSITOR, LLC ABS-15G

Exhibit 99.35

Seller	Loan ID	Deal ID	Seller Loan ID	Investor Loan ID	Queue	Created Date	Last Modified Date	Finding Status	Event Level	Finding Category	Finding Sub Category	Finding Name	Reviewer Comments	Seller Comments	Finding Resolution	Finding Document	Reviewer Comp Factors	Originator Comp Factors	State	Occupancy	Loan Purpose	Refinance Purpose	Unique Finding ID	Acknowledged / Waived By	Waiver in File?
XXXX	XXXX	4350117186	Closed	XXXX	XXXX	Waived	2 - Non-Material	Credit	Eligibility	Audited FICO is less than Guideline FICO	Waived-Lender provided approved exception dated prior to origination and all lender compensation factors have been documented and validated. Finding is non-material, and loan will be graded a B. - Due Diligence Vendor-07/30/2025

Ready for Review-Document Uploaded.  - Buyer-07/30/2025

Open-Audited FICO of 686 is less than Guideline FICO of 700 - Due Diligence Vendor-07/29/2025	Waived-Lender provided approved exception dated prior to origination and all lender compensation factors have been documented and validated. Finding is non-material, and loan will be graded a B. - Due Diligence Vendor-07/30/2025

																Exception.pdf		DSCR 1.1171%, .1171%> Min Reserves XXXX mos, 14>2 mo Min Housing 0x30x30 months FICO 686, 26 pts>660 Min	XXXX	Investment	Refinance	Cash Out - Other	XXXX	Originator Pre-Close	Yes
XXXX	XXXX	4350117187	Closed	XXXX	XXXX	Resolved	1 - Information	Credit	Missing Doc	Flood Certificate Missing	Resolved-Flood Cert provided. Finding Resolved. - Due Diligence Vendor-08/07/2025

Ready for Review-Document Uploaded.  - Buyer-08/06/2025

													Open-Missing Flood Certificate Flood Certificate is missing in loan file. - Due Diligence Vendor-08/04/2025		Resolved-Flood Cert provided. Finding Resolved. - Due Diligence Vendor-08/07/2025	XXXX Flood.pdf			XXXX	Investment	Refinance	Cash Out - Other	XXXX	N/A	N/A
XXXX	XXXX	4350117188	Closed	XXXX	XXXX	Resolved	1 - Information	Credit	Missing Doc	Title Document Missing	Resolved-Title document provided, finding cleared. - Due Diligence Vendor-08/11/2025

Resolved-Title Document is not Missing - Due Diligence Vendor-08/11/2025

Ready for Review-Document Uploaded.  - Due Diligence Vendor-08/11/2025

													Open-Title Document is missing - Due Diligence Vendor-08/10/2025		Resolved-Title document provided, finding cleared. - Due Diligence Vendor-08/11/2025 Resolved-Title Document is not Missing - Due Diligence Vendor-08/11/2025	Title Commitment.pdf			XXXX	Investment	Refinance	Cash Out - Other	XXXX	N/A	N/A
XXXX	XXXX	4350117190	Closed	XXXX	XXXX	Resolved	1 - Information	Credit	Missing Doc	Missing rent comparable schedule form 1007	Resolved-Received STR Pro for calculation of gross rental income; therefore form 1007 is not required. Finding resolved. - Due Diligence Vendor-08/19/2025

Ready for Review-Document Uploaded.  - Buyer-08/19/2025

													Open- - Due Diligence Vendor-08/14/2025		Resolved-Received STR Pro for calculation of gross rental income; therefore form 1007 is not required. Finding resolved. - Due Diligence Vendor-08/19/2025	STR Rental.pdf			XXXX	Investment	Purchase	NA	XXXX	N/A	N/A
XXXX	XXXX	4350117190	Closed	XXXX	XXXX	Waived	2 - Non-Material	Credit	Eligibility	Ineligible Property Type	Waived-Lender provided approved exception dated prior to consummation and all lender compensating factors have been documented and validated. - Due Diligence Vendor-08/19/2025
Open-Property type is ineligible due to Subject property contains XXXX sq feet which is below the minimum 500 required by guides. The Lock Confirmation in file reflects an "exception" fee but no lender exception found in file.. - Due Diligence Vendor-08/19/2025
Ready for Review-Document Uploaded.  - Buyer-08/19/2025
													Open-Property type is ineligible due to Subject property contains XXXX sq feet which is below the minimum 500 required by guides. The Lock Confirmation in file reflects an "exception" fee but no lender exception found in file.. - Due Diligence Vendor-08/18/2025		Waived-Lender provided approved exception dated prior to consummation and all lender compensating factors have been documented and validated. - Due Diligence Vendor-08/19/2025	Exception Request.pdf		FICO 809, 0x30x56 housing, reserves = XXXX months and 0x30x57 primary housing history	XXXX	Investment	Purchase	NA	XXXX	Originator Pre-Close	Yes
XXXX	XXXX	4350117191	Closed	XXXX	XXXX	Acknowledged	2 - Non-Material	Compliance	Missing Doc	ECOA: Appraisal Disclosure Missing or Incomplete	Acknowledged-This finding is non-material and will be rated a B for all agencies. - Due Diligence Vendor-08/20/2025

Ready for Review-Please waive - Buyer-08/20/2025

													Open-ECOA: Appraisal Disclosure Missing or Incomplete. ECOA: Appraisal Disclosure is Incomplete. Provided document is not executed. This finding is non-material and will be rated a B for all agencies. - Due Diligence Vendor-08/18/2025		Acknowledged-This finding is non-material and will be rated a B for all agencies. - Due Diligence Vendor-08/20/2025				XXXX	Investment	Purchase	NA	XXXX	Investor Post-Close	No
XXXX	XXXX	4350117195	Closed	XXXX	XXXX	Resolved	1 - Information	Credit	Missing Doc	Required Documentation is Missing	Resolved-Documentation provided. Finding Resolved. - Due Diligence Vendor-08/25/2025

Ready for Review-Did not close prior to this loan - Buyer-08/22/2025

													Open-On Final application REO 3a was purchased simultaneously with subject property, however there is no supporting documents for PITIA. Please provide documentation for verification of PITIA. - Due Diligence Vendor-08/22/2025		Resolved-Documentation provided. Finding Resolved. - Due Diligence Vendor-08/25/2025				XXXX	Investment	Purchase	NA	XXXX	N/A	N/A
XXXX	XXXX	4350117198	Closed	XXXX	XXXX	Resolved	1 - Information	Credit	Missing Doc	Required Documentation is Missing	Resolved-The lender provided the required documentation. Condition resolved. - Due Diligence Vendor-09/02/2025

Ready for Review-Document Uploaded. See attached address is on the bottom of page 2 and the loan number matches the 1003
 - Buyer-08/29/2025

Open-On Final application REO 3a was purchased simultaneously with subject property, however there is no supporting documents for PITIA. Please provide documentation for verification of PITIA.
													- Due Diligence Vendor-08/28/2025		Resolved-The lender provided the required documentation. Condition resolved. - Due Diligence Vendor-09/02/2025	XXXX.pdf			XXXX	Investment	Purchase	NA	XXXX	N/A	N/A
XXXX	XXXX	4350117200	Closed	XXXX	XXXX	Acknowledged	1 - Information	Property	Value	XXXX value equals B, secondary product within tolerance	Acknowledged-XXXX value equals B, secondary product within tolerance. This finding will be rated a B for XXXX. All other agencies will be rated as A. - Due Diligence Vendor-09/04/2025

Ready for Review-Please waive - Buyer-09/03/2025

													Open-XXXX value equals B, secondary product within tolerance. This finding will be rated a B for XXXX. All other agencies will be rated as A. This finding will be rated a B for XXXX. All other agencies will be rated as A. - Due Diligence Vendor-09/02/2025		Acknowledged-XXXX value equals B, secondary product within tolerance. This finding will be rated a B for XXXX. All other agencies will be rated as A. - Due Diligence Vendor-09/04/2025				XXXX	Primary Residence	Refinance	Cash Out - Debt Consolidation	XXXX	Investor Post-Close	No